Derivative asset	12 Months Ended
Dec. 31, 2017
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Derivative asset
12.	Derivative asset:

On January 21, 2016, the Company entered into a cross currency swap with the Bank of Nova Scotia (“Scotia”) to lock in the Canadian dollar to U.S. dollar foreign exchange rate on its Canadian dollar denominated Crown Note (note 13) at 1.448. Under the cross currency swap, Scotia was committed to payments on the principal amount of the Crown Note of CAD$22,500,000 at a rate of 12% while the Company was committed to payments on the principal amount of the Crown Note of $15,538,674 at 13.17%.

The Company accounted for the cross currency swap as a derivative financial instrument at fair value through profit or loss and recorded the fair value of the instrument on the balance sheet with changes in the fair value of the instrument recorded through earnings in the period (note 19). In conjunction with the extinguishment of the Crown Note (note 13), the cross currency swap was settled. The Company received a payment of $1,313,874 as a result of settlement of the cross currency swap on June 26, 2017.